Financial Derivatives - Narrative (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Financial derivatives Liability, at fair value	$ 75,708,000	$ 150,682,000
Collateral Pledged	9,844,000	60,311,000
Additional Collateral, Aggregate Fair Value	63,500,000	75,500,000
Derivative, Notional Amount	6,691,851,000	6,815,268,000
Excluding netting [Member] | Including accrued interest [Member]
Derivative [Line Items]
Credit exposure to interest rate swap counterparties	25,100,000	37,100,000
Financial derivatives Liability, at fair value	92,000,000	168,000,000
Netting [Member] | Including accrued interest [Member]
Derivative [Line Items]
Credit exposure to interest rate swap counterparties	3,300,000	2,400,000
Uncollateralized [Member]
Derivative [Line Items]
Credit exposure to interest rate swap counterparties	3,000,000	800,000
Cash [Member]
Derivative [Line Items]
Collateral Received	0	1,650,000
Collateral Pledged	9,800,000	60,300,000
Securities Pledged as Collateral [Member]
Derivative [Line Items]
Collateral Pledged	1,500,000
Counterparty level [Member] | Netting [Member] | Including accrued interest [Member]
Derivative [Line Items]
Financial derivatives Liability, at fair value	74,800,000	135,800,000
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount	6,600,000,000
Not Designated as Hedging Instrument [Member] | Derivative Contract Type - Centrally Cleared [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 2,300,000,000